Commitments and Contingencies (Details Narrative) (Marketing Analysts, LLC and Affiliate) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Monthly lease payment				$ 1,000
Operating lease expiration, description				through its expiration in July 2019.
Rent expense			$ 353,852	$ 423,365
Unrelated Party [Member]
Operating lease expiration, description			through its expiration in December 2019.
Unrelated Party [Member] | Minimum [Member]
Monthly lease payment			$ 30,000
Unrelated Party [Member] | Maximum [Member]
Monthly lease payment			35,000
Marketing Analysts, LLC and Affiliate [Member]
Expenses incurred		$ 77,000	$ 79,000	79,000
Marketing Analysts, LLC and Affiliate [Member] | Unrelated Party [Member]
Operating lease expiration, description			through its expiration in October 2020.
Rent expense			$ 41,726	38,532
Marketing Analysts, LLC and Affiliate [Member] | Unrelated Party [Member] | Minimum [Member]
Monthly lease payment			3,200
Marketing Analysts, LLC and Affiliate [Member] | Unrelated Party [Member] | Maximum [Member]
Monthly lease payment			3,700
Marketing Analysts, LLC and Affiliate [Member] | Unrelated Parties One [Member]
Monthly lease payment					$ 401
Operating lease expiration, description					through its expiration in July 2019.
Rent expense			1,600	$ 1,600
Marketing Analysts, LLC and Affiliate [Member] | Unrelated Parties Two [Member]
Monthly lease payment			$ 179
Operating lease expiration, description			through its expiration in October 2020.
Rent expense			$ 400
Marketing Analysts, LLC and Affiliate [Member] | Beginning on January 1, 2013 Through December 31, 2019 [Member]
Net income percentage	15.00%		15.00%